Loans and Advances - Additional Information (Details) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Decrease in allowance for loan losses	¥ 49,279
Allowance for loan losses [member]
Disclosure of detailed information about financial instruments [line items]
Allowance for loan losses beginning and end of period	¥ 800,008	¥ 849,287	¥ 857,948	¥ 706,405